Other (expenses) income	12 Months Ended
Dec. 31, 2020
Other (expenses) income [Abstract]
Other (expenses) income
19	Other (expenses) income

Other (expenses) income as of December 31, 2020, 2019 and 2018, is summarized as follows:

	2020	2019	2018
Gain (loss) from the sale of subsidiaries (see Note 5)	$451	$279,744	$111,484
Recoveries of taxes paid in prior years, net of expenses for recovery	(11,145)	(16,595)	(3,919)
Cancellation of projects	(31,804)	(18,944)	(5,604)
Forgiveness of accounts receivable	(98,859)	-	-
Expenses related to the cancellation of the corporate building lease	(113,469)	-	-
Goodwill impairment (see Note 5)	-	(9,826)	-
Other, net	(2,399)	(472)	664
	$(257,225)	$233,907	$102,625